Discontinued operations - Summary of Allowance For Loan Losses on The Promissory Notes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Allowance for Credit Loss [Abstract]
Beginning balance	$ 127.7
Provision for Loan and Lease Losses	19.4
Reversal of allowance	(117.1)
Net reversal of allowance for loan losses	(97.7)
Ending balance	$ 30.0